Components of Other Comprehensive Loss	12 Months Ended
Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [abstract]
Components of Other Comprehensive Loss

6. Components of Other Comprehensive Loss

Changes in other comprehensive loss under equity of our consolidated statements of financial position for the years ended December 31, 2023, 2022 and 2021 are as follows:

	Foreign currency translation differences of subsidiaries	Net loss on financial investments at FVOCI – net of tax	Net transactions on cash flow hedges – net of tax	Revaluation increment on investment properties – net of tax	Fair value adjustment on sale of property and equipment	Actuarial gains (losses) on defined benefit plans – net of tax	Share in the other comprehensive income (loss) of associates and joint ventures accounted for using the equity method	Fair value changes of financial instrument at FVOCI	Total other comprehensive loss attributable to equity holders of PLDT	Share of noncontrolling interests	Total other comprehensive loss – net of tax
	(in million pesos)
Balances as at January 1, 2023	149	(9)	(3,287)	544	—	(32,856)	(20)	(3)	(35,482)	25	(35,457)
Other comprehensive income (loss)	(8)	—	(1,256)	—	—	(5,469)	3	—	(6,730)	(15)	(6,745)
	141	(9)	(4,543)	544	—	(38,325)	(17)	(3)	(42,212)	10	(42,202)
Adjustments	(8)	9	(65)	—	—	65	(4)	3	—	—	—
Balances as at December 31, 2023	133	—	(4,608)	544	—	(38,260)	(21)	—	(42,212)	10	(42,202)

Balances as at January 1, 2022	366	(9)	(1,965)	544	—	(35,356)	(14)	(3)	(36,437)	15	(36,422)
Other comprehensive income (loss)	(217)	—	(2,544)	—	—	2,500	(6)	—	(267)	10	(257)
Cashflow hedges to retained earnings	—	—	1,222	—	—	-	—	—	1,222	—	1,222
Balances as at December 31, 2022	149	(9)	(3,287)	544	—	(32,856)	(20)	(3)	(35,482)	25	(35,457)

Balances as at January 1, 2021	701	(9)	(1,202)	508	108	(35,720)	(37)	(1)	(35,652)	9	(35,643)
Other comprehensive income (loss)	(335)	—	(763)	36	(108)	364	23	(2)	(785)	6	(779)
Balances as at December 31, 2021	366	(9)	(1,965)	544	—	(35,356)	(14)	(3)	(36,437)	15	(36,422)

Revaluation increment on investment properties pertains to the difference between the carrying value and fair value of property and equipment transferred to investment property at the time of change in classification.